As filed with the Securities and Exchange Commission on February 9, 2012

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 97	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 99	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue

21st Floor

New York, NY 10017

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 1-866-909-9473

JONATHAN STEINBERG

WISDOMTREE TRUST

380 Madison Avenue

21st Floor

New York, NY 10017

(Name and Address of Agent for Service)

Copies to:

W. John McGuire	Richard Morris, Esq.
Morgan, Lewis & Bockius, LLP	WisdomTree Asset Management, Inc.
1111 Pennsylvania Avenue, NW	380 Madison Avenue, 21st Floor
Washington, DC 20004	New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

February 9, 2012

WisdomTree Bond Funds

WisdomTree Trust

WisdomTree Bond Funds

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

Principal U.S. Listing Exchange: NASDAQ

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

WisdomTree Trust Prospectus	1

WisdomTree Emerging Markets Corporate Bond Fund

Investment Objective

The Fund seeks a high level of total return consisting of both income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.60%
*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$61	$192

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective through investment in debt securities issued by corporate entities that are domiciled in, or economically tied to, emerging market countries. The issuers of such debt will include public, private, and state-owned or sponsored corporations. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Corporate Debt. For these purposes, Corporate Debt includes fixed income securities, such as bonds, notes, money market securities and other debt obligations (such as loan participation notes) of emerging market issuers. Corporate Debt does not include derivatives. The Fund is an actively managed exchange traded fund (“ETF”).

The Fund intends to focus its investment on Corporate Debt issued in U.S. dollars. The Fund also may invest in Corporate Debt denominated in the local currency of emerging market countries. Non-U.S. dollar denominated debt is sometimes referred to as “local debt.” Local debt provides exposure to changes in the value of such non-U.S. currencies against the U.S. dollar. Corporate Debt includes debt securities issued by supranational organizations, such as the European Investment Bank, International Bank for Reconstruction and Development or International Finance Corporation, or other regional development banks. The Fund may invest to a limited extent in debt securities of emerging market governments (also known as “sovereign debt”) and debt securities linked to inflation rates in emerging market countries.

2	WisdomTree Trust Prospectus

The Fund intends to seek exposure to Corporate Debt from the following regions: Asia, Latin America, Eastern Europe, Africa and the Middle East. Within these regions, the Fund is likely to invest in countries such as: Argentina, Brazil, Chile, China, Colombia, Hong Kong, India, Indonesia, Israel, Jamaica, Kazakhstan, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, Singapore, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Trinidad & Tobago, Turkey, Ukraine, the United Arab Emirates, and Venezuela. This list may change based on market developments. The Fund employs a structured investment approach that utilizes “top down” analysis of macroeconomic factors and “bottom up” analysis of emerging market countries and issuers. The Fund’s credit exposures are consistently monitored from a risk perspective and may be modified, reduced or eliminated. The Fund’s exposure to any single issuer generally will be limited to 10% of the Fund’s net assets. The Fund’s exposure to any single country generally will be limited to 30% of the Fund’s net assets. The percentage of Fund assets invested in a specific region, country or issuer will change from time to time.

The universe of emerging market Corporate Debt currently includes securities that are rated “investment grade” as well as “non-investment grade” (commonly referred to as “junk bonds”). The Fund intends to provide a broad exposure to emerging market Corporate Debt and therefore will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between two and ten years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. An aggregate portfolio duration of between two and ten years generally would be considered to be “intermediate.” The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in U.S. dollars or the currencies of countries in which the Fund invests.

The Fund may invest up to 20% of its net assets in derivatives, such as swaps and forward currency contracts. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate but also may be a single asset, a pool of assets or an index of assets. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. The Fund’s use of derivatives will be underpinned by investments in short-term, high-quality money market securities. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously agrees to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

The Fund must invest at least 80% of its net assets directly in Corporate Debt. The decision to secure exposure through direct investment in Corporate Debt or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the Fund’s 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives.

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

WisdomTree Trust Prospectus	3

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Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

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Cash Redemption Risk. Unlike most ETFs, the Fund’s investment strategy might require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used exclusively.

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Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations. While the Fund attempts to limit credit and counterparty exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments.

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Currency Exchange Rate Risk. While the Fund intends to focus its investment on Corporate Debt denominated in U.S. dollars, the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Derivatives Investment Risk. The Fund may invest in derivatives. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as credit risk, interest rate risk, and market risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, developing or emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. The Fund’s ability to access certain developing or emerging markets also may be limited due to a variety of factors, including currency convertibility issues. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, cause the Fund’s returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

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High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as “junk bonds”, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of increases in interest rates and other factors, such as perception of an issuer’s creditworthiness.

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Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

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Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

4	WisdomTree Trust Prospectus

Fund Performance

The Fund is new and therefore does not have a performance history.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. Western Asset Management Company serves as the sub-adviser to the Fund.

Portfolio Managers

Stephen A. Walsh, Chief Investment Officer, has been a portfolio manager of the Fund since its inception.

Keith J. Gardner, Head of Developing Markets, has been a portfolio manager of the Fund since its inception.

Matthew C. Duda, CFA, a portfolio manager and research analyst, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NASDAQ, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, although this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of fixed income securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	5

Additional Investment Objective, Strategy and Risk Information

Additional Information About the Fund’s Investment Objective. The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without a vote of shareholders upon at least 60 days’ prior written notice to shareholders.

Additional Information About the Fund’s Investment Strategy. The Fund intends to provide a broad-based exposure to emerging market Corporate Debt and, therefore, will invest in both investment grade and non-investment grade securities. The degree of credit risk for a particular security may be reflected in its credit rating. Investment grade debt securities are generally those rated Baa or higher by Moody’s, or equivalently rated by S&P or Fitch, and typically subject to less credit risk than non-investment grade debt securities. The Fund generally expects to have 65% or more of its net assets invested in investment grade securities and not more than 35% of its net assets invested in non-investment grade securities. This may change from time to time based on market conditions and the condition of specific issuers and securities. Within the non-investment grade category, some issuers and instruments are considered to be of lower credit quality and at higher risk of default (commonly referred to as “junk bonds”). Although these instruments offer the potential for higher yields, they are considered “speculative” and generally are subject to a higher potential risk of loss. For these purposes, “speculative securities” are securities rated B or below by Moody’s, or equivalently rated by S&P or Fitch, or if unrated, determined by WisdomTree Asset Management to be of comparable quality. The Fund will limit its exposure to speculative issuers and securities to no more than 15% of its assets.

The Fund may invest up to 20% of its net assets in derivatives, such as swaps and forward currency contracts. The Fund may invest in a variety of swap agreements, including, for example, credit default swaps and total return swaps. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate, but also may be a single asset, a pool of assets or an index of assets. A credit default swap is an agreement between two parties in which one party makes a series of payments to the other party and, in exchange, receives a payoff in the event the loan defaults. A total return swap is an agreement between two parties in which one party pays a set rate in exchange for the total return of an underlying reference, typically an equity index, loans or bonds. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract.

The Fund may invest in loan participation notes. A loan participation note is a type of short-term debt instrument. They typically are issued by an offshore special purpose vehicle for the purpose of funding a loan by the special purpose vehicle to an offshore corporation or other entity. Loan participation notes are sometimes used by companies in non-U.S. markets to raise money because tax regulations or other laws make it difficult or expensive for such companies to issue debt directly into the global bond market. If the company fails to repay the loan received from the special purpose vehicle, the special purpose vehicle generally will not be able to honor its obligation to repay the notes.

Additional Risk Information About the Fund

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Summary.

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Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

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Cash Redemption Risk. The Fund’s investment strategy might require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Counterparty and Issuer Credit Risk. The Fund intends to engage in investment transactions or enter into derivative or other contracts with third parties (i.e., “counterparties”). For example, the Fund intends to enter into swap transactions and forward currency contracts. The Fund bears the risk that the counterparty to such contracts may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk.

6	WisdomTree Trust Prospectus

The financial condition of an issuer of a debt security or other issuer may cause it to default or become unable to pay interest or principal due on the security. The Fund cannot collect interest and principal payments on a security if the issuer defaults. Recent events in the financial sector have resulted in increased concerns about credit risk and exposure. Well-known financial institutions have experienced significant liquidity and other problems and have defaulted on their debt. The degree of credit risk for a particular debt security or other issuer may be reflected in its credit rating. A credit rating is a measure of a bond issuer’s ability to make timely payments of interest and principal. Rating agencies (such as Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch) assign letter designations typically ranging from AAA to A- (lower default risk) through CCC to C (higher default risk) or D (in default). A credit rating of BBB or higher generally is considered “investment grade.” Credit ratings are subjective, do not remove market risk and represent the opinions of the rating agencies as to the quality of the securities they rate. Credit ratings can change quickly and may not accurately reflect the risk of an issuer. Generally, investment risk and price volatility increase as the credit rating of a security declines. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer-specific events. Issuer defaults and changes in the credit ratings of the Fund’s portfolio investments can have a negative impact on the value of the Fund.

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Currency Exchange Rate Risk. While the Fund intends to focus its investment on Corporate Debt denominated in U.S. dollars, the Fund has the ability to invest a portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Derivatives Investment Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate, such as credit default swaps, total return swaps and forward currency contracts. A credit default swap is an agreement between two parties in which one party makes a series of payments to the other party and, in exchange, receives a payoff in the event the loan defaults. A total return swap is an agreement between two parties in which one party pays a set rate in exchange for the total return of an underlying reference, typically an equity index, loans or bonds. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract.

Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree Trust Prospectus	7

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High Yield Securities Risk. The Fund may invest a limited portion of its assets in securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch. Such securities are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential for capital appreciation and higher yields, high yield securities typically entail higher price volatility and may be less liquid than securities with higher ratings. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

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Interest Rate Risk. The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates and may change in response to other factors, such as perception of an issuer’s creditworthiness. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities tend to be more sensitive to changes in interest rates and thus subject to greater volatility than securities with shorter maturities. The “average portfolio maturity” of a Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk.

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles.

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Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Repurchase Agreement Risk. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks, and the collateral securing the repurchase agreements generally will be limited to U.S. government securities and cash. If the market value of the underlying obligations of a repurchase agreement declines, the counterparty must provide additional collateral so that at all times the value of the collateral is greater than the repurchase price of the underlying obligations. Nonetheless, should a counterparty become insolvent or otherwise default, there could be a delay before the Fund is able to liquidate the collateral, which would subject the collateral and the Fund to market risk during that period.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV intra-day when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

Portfolio Holdings Information

Information about the Fund’s daily portfolio holdings will be available at www.wisdomtree.com. In addition, the Fund will disclose its complete portfolio holdings as of the end of its fiscal year (August 31) and its second fiscal quarter (February 28) in its reports to shareholders. The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (November 30 and May 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”).

8	WisdomTree Trust Prospectus

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) has overall responsibility for the general management and administration of the Trust and each of its separate investment portfolios called “Funds.” WisdomTree Investments, Inc.* (“WisdomTree Investments”) is the parent company of WisdomTree Asset Management. WisdomTree Asset Management provides an investment program for the Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Fund to operate. For its services, WisdomTree Asset Management expects to receive fees from the Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
WisdomTree Emerging Markets Corporate Bond Fund	0.60%

Under the Investment Advisory Agreement, WisdomTree Asset Management agrees to pay all expenses of the Fund, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer (“CCO”), interest expenses and taxes, brokerage expenses and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, acquired fund fees and expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of CCO services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of the Fund’s assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

WisdomTree Asset Management is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, New York 10017 and is a leader in ETF management.

The basis for the Board of Trustees’ approval of the Fund’s Investment Advisory Agreement will be available in the Trust’s Semi-Annual Report to Shareholders for the period ended February 29, 2012.

Sub-Adviser

As sub-adviser to the Fund, Western Asset Management Company (“Western Asset Management” or the “Sub-Adviser”) is responsible for the day-to-day management of the Fund. The Sub-Adviser chooses the Fund’s portfolio investments and places orders to buy and sell the Fund’s portfolio investments.

Established in 1971, Western Asset Management is a wholly owned subsidiary of Legg Mason, Inc. with offices located at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset Management acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of November 30, 2011, the total assets under management of Western Asset Management and its supervised affiliates were approximately $433.7 billion.

The basis for the Board of Trustees’ approval of the Fund’s Investment Sub-Advisory Agreement will be available in the Trust’s Semi-Annual Report to Shareholders for the period ended February 29, 2012.

WisdomTree Asset Management, as the investment adviser for the Fund, may hire sub-advisers to oversee the day-to-day activities of the Fund. The sub-advisers are subject to oversight by WisdomTree Asset Management. WisdomTree Asset Management and the Trust have received an exemptive order from the SEC that permits WisdomTree Asset Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for the Fund without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Asset Management has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee the sub-advisers and recommend their hiring, termination and replacement. WisdomTree Asset Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

Portfolio Managers

The Sub-Adviser utilizes a broad team of portfolio managers, sector specialists and other investment professionals to manage the assets of the Fund. In the context of this larger team, senior portfolio managers work together to manage the assets of the

*	“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

WisdomTree Trust Prospectus	9

Fund, develop and implement investment strategy, and coordinate with other relevant investment team members. The senior portfolio managers meet regularly to review portfolio holdings, discuss purchase and sale activity, and adjust holdings in the Fund’s portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.

The individual members of the investment team who are primarily responsible for the day-to-day management of the Fund’s portfolio are listed below.

Stephen A. Walsh has been the Chief Investment Officer of Western Asset Management since 2009. Mr. Walsh is responsible for the oversight of all aspects of Western Asset Management’s business. Prior to that time, he served as Western Asset Management’s Deputy Chief Investment Officer for 17 years. He received his B.S. from the University of Colorado at Boulder. Mr. Walsh has 30 years of investment experience.

Keith J. Gardner has been the Head of Developing Markets of Western Asset Management since 1994. Prior to that time, he served as a portfolio manager for Legg Mason, Inc. and T. Rowe Price Associates, Inc. for a combined total of seven years. He received his B.S. from the State University of New York at Binghamton. Mr. Gardner has 28 years of investment experience.

Matthew C. Duda, CFA, has been a portfolio manager and research analyst at Western Asset Management since 2001. Prior to that time, he was a Vice President and Investment Strategist at Credit Suisse-First Boston Corporation for four years. Mr. Duda has attained the CFA designation. He received his M.A. from New York University and his B.A. from the University of Illinois Urbana-Champaign. Mr. Duda has 18 years of investment experience.

The Trust’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Fund.

Additional Information on Buying and Selling Fund Shares

Most investors will buy and sell shares of the Fund through brokers. Shares of the Fund trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Fund trade under the trading symbol listed on the cover of this Prospectus.

Share Trading Prices

Transactions in Fund shares will be priced at NAV only if you purchase shares directly from the Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of the Fund is disseminated every 15 seconds throughout the trading day by the Listing Exchange or by other information providers. This approximate value should not be viewed as a “real-time” update of the Fund’s NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations, price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments held by the Fund, and/or amortized cost for securities with remaining maturities of 60 days or less. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and makes no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” A significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural

10	WisdomTree Trust Prospectus

disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

The Fund intends to pay out dividends, if any, at least monthly. The Fund intends to distribute its net realized capital gains, if any, annually. The Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Fund has adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Fund is an ETF, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, the Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. The Fund reserves the right to reject any purchase order at any time. The Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading and may reject purchase or redemption orders in such instances.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Fund.

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

WisdomTree Trust Prospectus	11

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	The Fund makes distributions;

■	You sell shares; and

■	You purchase or redeem Creation Units (institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (the excess of net long-term capital gains from the sale of investments that the Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced – in general, to 15% for taxable years beginning before January 1, 2013. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2013, distributions of investment income designated by the Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund levels. In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

Dividends, interest and gains received by the Fund with respect to foreign securities may be subject to withholding and other taxes imposed by foreign countries, which may reduce amounts available for distribution to you and returns to you from the Fund. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, dividends (other than Capital Gain Dividends) paid to you by the Fund generally will be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, with respect to certain distributions made to foreign shareholders in taxable years beginning before January 1, 2013, no withholding will be required and the distributions generally will not be subject to U.S. federal income tax if (i) the distributions are reported as “interest-related dividends” or “short-term gain dividends” in a written statement furnished to shareholders, (ii) the distributions are derived from sources specified in the Internal Revenue Code of 1986, as amended, for such dividends and (iii) certain other requirements are satisfied.

The Fund (or financial intermediaries such as brokers, through which a shareholder owns Fund shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Fund Shares Are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Under recently enacted legislation, for taxable years beginning after December 31, 2012, non-corporate Fund shareholders generally will be subject to a 3.8% tax on their “net investment income,” which ordinarily includes taxable distributions received from the Fund and taxable gain on the disposition of Fund shares.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the cash component paid. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities and the amount of cash received for such Creation Units. The Internal Revenue

12	WisdomTree Trust Prospectus

Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for fixed income securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for fixed income securities will generally be treated as long-term capital gain or loss if the fixed income securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or redeemed and at what price.

Foreign Investments by the Fund

Interest and other income received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Based on the Fund’s investment objective and investment strategy, it is not expected that the Fund will be able to pass through foreign tax credits or deductions to its shareholders.

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Premium/Discount Information

Information regarding how often shares of the Fund traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter can be found at www.wisdomtree.com.

Additional Notices

Shares of the Fund are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the performance of the Fund. The Listing Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, or in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in this Fund particularly. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Fund.

Financial Highlights

Financial information for the Fund will be available after the Fund has completed a fiscal year of operations.

WisdomTree Trust Prospectus	13

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14	WisdomTree Trust Prospectus

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

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The SAI provides additional detailed information about the Fund. The Trust has electronically filed the SAI with the SEC. The SAI is incorporated by reference in this Prospectus.

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance after the first fiscal year the Fund is in operation.

To make shareholder inquiries, for more detailed information on the Fund or to request the SAI, free of charge, please:

Call:	1-866-909-9473 Monday through Friday 8:00 a.m. to 8:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203

Visit:	www.wisdomtree.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2012 WisdomTree Trust

WisdomTree Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

“WisdomTree®” is a registered mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WIS-PR-014-0212

WISDOMTREE® TRUST

Emerging Markets Corporate Bond Fund

Ticker: EMCB

Principal U.S. Listing Exchange: NASDAQ

STATEMENT OF ADDITIONAL INFORMATION

February 9, 2012

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for the WisdomTree Emerging Markets Corporate Bond Fund (the “Fund”), a separate series of the WisdomTree Trust (the “Trust”), as may be revised from time to time.

The current Prospectus for the Fund is dated February 9, 2012. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Fund’s audited financial statements for the most recent fiscal year (when available) are incorporated in this SAI by reference to the Fund’s most recent Annual Report to Shareholders (File No. 811-21864). When available, you may obtain a copy of the Fund’s Annual Report at no charge by request to the Fund at the address or phone number noted below.

A copy of the Prospectus for the Fund may be obtained, without charge, by calling 1-866-909-9473, visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as the investment adviser to the Fund. Western Asset Management Company (“Western Asset Management” or the “Sub-Adviser”) serves as the investment sub-adviser to the Fund. The Adviser and the Sub-Adviser may be referred to together as the “Advisers.” ALPS Distributors, Inc. serves as the distributor (the “Distributor”) of the shares of the Fund.

The Fund is an actively managed exchange traded fund (“ETF”). The Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares (“Creation Units”). Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

Shares of the Fund are listed on a national securities exchange, such as NASDAQ (the “Listing Exchange”), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and has been licensed for use by the Trust.

INVESTMENT STRATEGIES AND RISKS

The investment objective and general investment policies of the Fund are described in the Fund’s Prospectus. Additional information concerning the Fund is set forth below. With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation. The Fund is new and therefore portfolio turnover information is not yet available.

As a matter of general policy, the Fund will invest under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performances are tied economically to the geographic region suggested by the Fund’s name. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with 60 days’ prior notice of any change to this policy for the Fund.

All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two Nationally Recognized Statistical Rating Organizations (“NRSROs”) or, if unrated, deemed to be of equivalent quality. A First Tier security is (i) a rated security that has received a short-term rating from the NRSROs in the highest short-term rating category for debt obligations (within which there may be sub-categories or gradations indicating relative standing); (ii) an unrated security that is of comparable quality to a security, as determined by the Fund’s board of directors; (iii) a security issued by a registered investment company that is a money market fund; or (iv) a security issued by the U.S. government or any of its agencies or instrumentalities. A Second Tier security is a rated security that has received a short-term rating other than a first tier rating from an NRSRO for debt obligations (within which there may be sub-categories or gradations indicating relative standing) or is an unrated security that is of comparable quality. The Fund intends to limit its overall exposure to Second Tier money market securities to 5% of total assets. Any security originally issued as a long-term obligation will be rated A or higher (or the equivalent) at the time of purchase by at least two NRSROs or, if unrated, deemed to be of equivalent quality.

The Fund intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. The Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain RIC qualification under Subchapter M.

In addition to satisfying the above referenced RIC diversification requirements, no portfolio security held by the Fund (other than U.S. government securities and non-U.S. government securities) will represent more than 30% of the weight of the Fund and the five highest weighted portfolio securities of the Fund (other than U.S. government securities and/or non-U.S. government securities) will not in the aggregate account for more than 65% of the weight of the Fund. For these purposes, the Fund may treat repurchase agreements collateralized by U.S. government securities or non-U.S. government securities as U.S. or non-U.S. government securities, as applicable.

The Fund is considered “non-diversified,” as such term is used in the 1940 Act.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective through investment in debt securities issued by corporate entities that are domiciled in, or economically tied to, emerging market countries. The issuers of such debt will include public, private, and state-owned or sponsored corporations. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Corporate Debt. For these purposes, Corporate Debt includes fixed income securities, such as bonds, notes, money market securities and other debt obligations (such as loan participation notes) of emerging market issuers. Corporate Debt does not include derivatives.

The Fund intends to focus its investment on Corporate Debt issued in U.S. dollars. The Fund also may invest in Corporate Debt denominated in the local currency of emerging market countries. Non-U.S. dollar denominated debt is sometimes referred to as “local debt.” Local debt provides exposure to changes in the value of such non-U.S. currencies against the U.S. dollar. Corporate Debt includes debt securities issued by supranational organizations, such as the European Investment Bank, International Bank for Reconstruction and Development or International Finance Corporation, or other regional development banks. The Fund may invest to a limited extent in debt securities of emerging market governments (also known as “sovereign debt”) and debt securities linked to inflation rates in emerging market countries.

The Fund intends to provide exposure across several geographic regions and countries. In general, emerging market countries are characterized by developing commercial and financial infrastructure with significant potential for economic growth and increased capital market participation by foreign investors. The Adviser and Sub-Adviser look at a variety of commonly used factors when determining whether a country is an “emerging” market. In general, for investing in corporate debentures, the Adviser and Sub-Adviser consider a country to be an emerging market if:

(1)	it is either (a) classified by the World Bank in the lower middle or upper middle income designation for one of the past 5 years (i.e., per capita gross national product of less than U.S. $9,385), (b) has not been a member of OECD for the past five years, or (c) classified by the World Bank as high income and a member in OECD in each of the last five years, but with a currency that has been primarily traded on a non-delivered basis by offshore investors (e.g., Korea and Taiwan); and

(2)	the country’s debt market is considered relatively accessible by foreign investors in terms of capital flow and settlement considerations.

The criteria used to evaluate whether a country is an “emerging market” will change from time to time based on economic and other events.

The Fund intends to provide exposure to Corporate Debt from the following regions: Asia, Latin America, Eastern Europe, Africa and the Middle East. Within these regions, the Fund is likely to invest in countries such as: Argentina, Brazil, Chile, China, Colombia, Hong Kong, India, Indonesia, Israel, Jamaica, Kazakhstan, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, Singapore, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Trinidad & Tobago, Turkey, Ukraine, the United Arab Emirates, and Venezuela. This list may change based on market developments. The Fund employs a structured investment approach that utilizes “top down” analysis of macroeconomic factors and “bottom up” analysis of emerging market countries and issuers. The Fund’s credit exposures are consistently monitored from a risk perspective and may be modified, reduced or eliminated. The Fund’s exposure to any single issuer generally will be limited to 10% of the Fund’s net assets. The Fund’s exposure to any single country generally will be limited to 30% of the Fund’s net assets. The percentage of Fund assets invested in a specific region, country or issuer will change from time to time.

The universe of emerging market Corporate Debt currently includes securities that are rated “investment grade” as well as “non-investment grade.” The Fund intends to provide a broad-based exposure to emerging market Corporate Debt and, therefore, will invest in both investment grade and non-investment grade securities. The degree of credit risk for a particular security may be reflected in its credit rating. Investment grade debt securities are generally those rated Baa or higher by Moody’s, or equivalently rated by S&P or Fitch, and typically subject to less credit risk than non-investment grade debt securities. The Fund generally expects to have 65% or more of its net assets invested in investment grade securities and not more than 35% of its net assets invested in non-investment grade securities. This may change from time to time based on market conditions and the condition of specific issuers and securities. Within the non-investment grade category, some issuers and instruments are considered to be of lower credit quality and at higher risk of default (commonly referred to as “junk bonds”). Although these instruments offer the potential for higher yields, they are considered “speculative” and generally are subject to a higher potential risk of loss. For these purposes, “speculative securities” are securities rated B or below by Moody’s, or equivalently rated by S&P or Fitch, or if unrated, determined by WisdomTree Asset Management to be of comparable quality. The Fund will limit its exposure to speculative issuers and securities to no more than 15% of its net assets.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between two and ten years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. An aggregate portfolio duration of between two and ten years generally would be considered to be “intermediate.” The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in U.S. dollars or the currencies of countries in which the Fund invests.

The Fund may invest up to 20% of its net assets in derivatives, such as swaps and forward currency contracts. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate but also may be a single asset, a pool of assets or an index of assets. The Fund may invest in a variety of swap agreements, including, for example, credit default swaps and total return swaps. The Fund may also invest in credit-linked notes. A credit default swap is an agreement between two parties in which one party makes a series of payments to the other party and, in exchange, receives a payoff in the event the loan defaults. A total return swap is an agreement between two parties in which one party pays a set rate in exchange for the total return of an underlying reference, typically an equity index, loans or bonds. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A credit-linked note is a type of structured note whose value is linked to an underlying reference asset or entity. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity. The Fund’s use of derivatives will be underpinned by investments in short-term, high-quality money market securities. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously agrees to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

The Fund may invest in loan participation notes. A loan participation note is a type of short-term debt instrument. They typically are issued by an offshore special purpose vehicle for the purpose of funding a loan by the special purpose vehicle to an offshore corporation or other entity. Loan participation notes are sometimes used by companies in non-U.S. markets to raise money because tax regulations or other laws make it difficult or expensive for such companies to issue debt directly into the global bond market. If the company fails to repay the loan received from the special purpose vehicle, the special purpose vehicle generally will not be able to honor its obligation to repay the notes.

The Fund must invest at least 80% of its net assets directly in Corporate Debt. The decision to secure exposure through direct investment in Corporate Debt or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the Fund’s 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund. In addition, under normal circumstances, the Fund will invest at least 80% of its assets in “Corporate Debt.”

The Fund will not invest more than 20% of the value of its assets in or through derivative transactions. The Fund will invest only in performing corporate bonds that the Adviser or Sub-Adviser deems to be sufficiently liquid. The Fund’s investment in corporate bonds generally will be limited to bonds with $200 million or more par value outstanding and a significant volume traded (as determined by the Fund). The Fund may invest in loan participation notes with a minimum outstanding principal of $200 million that the Adviser or Sub-Adviser deems to be liquid. The Fund may invest up to 5% of its assets in corporate bonds with less than $200 million par amount outstanding only if such bonds are sufficiently liquid (as determined by the Fund). Under normal circumstances, the Fund may invest up to 25% in money market securities (generally short-term, high quality obligations issued by U.S. or non-U.S. governments, agencies or instrumentalities), although it may exceed this amount where the Adviser or Sub-Adviser deems such investment necessary or advisable due to market conditions.

GENERAL RISKS

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer, and changes in general economic or political conditions. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantees that these strategies and processes will produce the intended results. The Fund may not outperform other investment strategies over short- or long-term market cycles and the Fund may decline in value. Fund shares may trade above or below their net asset value.

An investor in the Fund could lose money over short or long periods of time. The Fund invests in short-term, intermediate and long-term U.S. and/or non-U.S. money market securities. The price of the securities and other investments held by the Fund, and thus the value of the Fund’s portfolio, is expected to fluctuate in accordance with general economic conditions, interest rates, political events and other factors.

The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantees that these strategies and processes will produce the intended results. The Fund may not outperform other investment strategies over short- or long-term market cycles and the Fund may decline in value.

Investor perceptions may also impact the value of Fund investments and the value of an investment in Fund shares. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Issuer-specific conditions may also affect the value of the Fund investment. The financial condition of an issuer of a security or counterparty to a contract may cause it to default or become unable to pay interest or principal due on the security or contract. The Fund cannot collect interest and principal payments if the issuer or counterparty defaults. Accordingly, the value of an investment in the Fund may change in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio securities.

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Both domestic and foreign fixed income and equity markets have been experiencing extreme volatility and turmoil. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected and well-known financial institutions have experienced significant liquidity and other problems. Some of these institutions have declared bankruptcy or defaulted on their debt. It is uncertain whether or for how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

Although the Fund attempts to invest in liquid securities and instruments, there can be no guarantee that a liquid market for such securities and instruments will be maintained. The price at which securities may be sold and the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio holdings are limited.

Authorized Participants should refer to the section herein entitled “Creation and Redemption of Creation Unit Aggregations” for additional information that may impact them.

BORROWING. Although the Fund does not intend to borrow money, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a fund may borrow up to 33% of its net assets. The Fund will borrow only for short-term or emergency purposes.

Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

CAPITAL CONTROL RISK. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Countries use these controls to restrict volatile movements of capital entering (inflows) and exiting (outflows) their country to respond to certain economic conditions. Such controls are mainly applied to short-term capital transactions to counter speculative flows that threaten to undermine the stability of the exchange rate and deplete foreign exchange reserves. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV. The Fund may change its creation or redemption procedures without notice in response to the imposition of capital controls. There can be no assurance a country in which the Fund invests will not impose a form of capital control to the possible detriment of the Fund and its shareholders.

CURRENCY EXCHANGE RATE RISK. While the Fund intends to focus its investment on Corporate Debt denominated in U.S. dollars, the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies and investments in securities or derivatives that provide exposure to such currencies, currency exchange rates or interest rates are subject to non-U.S. currency risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the U.S. dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar against other currencies is influenced by a variety of factors. These factors include national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates.

Currencies of emerging or developing market countries may be subject to significantly greater risks than currencies of developed countries. Many developing market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some non-U.S. market currencies may not be traded internationally, may be subject to strict limitations on foreign investment and may be subject to frequent and unannounced government intervention. Government intervention and currency controls can decrease the value and significantly increase the volatility of an investment in non-U.S. currency. Although the currencies of some developing market countries may be convertible into U.S. dollars, the achievable rates may differ from those experienced by domestic investors because of foreign investment restrictions, withholding taxes, lack of liquidity or other reasons.

FOREIGN SECURITIES RISK. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in instruments that provide exposure to such securities and instruments. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks (including restrictions on the transfers of securities). With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, the Fund may change its creation or redemption procedures without notice in connection with restrictions on the transfer of securities. For more information on creation and redemption procedures, see “Creation and Redemption of Creation Unit Aggregations” herein.

HIGH YIELD RISK. The Fund may invest a limited portion of its assets in securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch. Such securities are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential for capital appreciation and higher yields, high yield securities typically entail higher price volatility and may be less liquid than securities with higher ratings. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

LACK OF DIVERSIFICATION. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered “non-diversified” as such term is used in the 1940 Act. The Fund is considered to be “non-diversified” and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance.

The Fund does, however, intend to maintain the level of diversification necessary to qualify as a RIC under Subchapter M of the Code. The Subchapter M diversification tests generally require that (i) the Fund invest no more than 25% of its total assets in securities (other than securities of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, and (ii) at least 50% of the Fund’s total assets consist of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer. These tax requirements are generally applied at the end of each quarter of the Fund’s taxable year.

TAX RISK. To qualify for the favorable U.S. federal income tax treatment accorded to RICs, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to the Fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of the Fund’s foreign currency gains as non-qualifying income, which might jeopardize the Fund’s status as a RIC for all years to which the regulations are applicable. If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits.

A discussion of some of the other risks associated with an investment in the Fund is contained in the Fund’s Prospectus.

SPECIFIC INVESTMENT STRATEGIES

A description of certain investment strategies and types of investments used by the Fund is set forth below.

U.S. GOVERNMENT SECURITIES. The Fund may purchase short-term obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. The Fund also may purchase intermediate and long-term obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

NON-U.S. GOVERNMENT SECURITIES. The Fund invests in short-term securities issued or guaranteed by non-U.S. governments, agencies and instrumentalities. The Fund also may purchase intermediate and long-term obligations issued or guaranteed by non-U.S. governments, agencies and instrumentalities. Non-U.S. government securities include direct obligations, as well as obligations guaranteed by a foreign government including state, territory, or local governments.

SUPRANATIONAL SECURITIES. The Fund may invest in securities issued by supranational entities. A supranational entity is formed by two or more central governments to promote economic development for the member countries. Supranational entities finance their activities by issuing bond debt and are usually considered part of the sub-sovereign debt market. Some well-known examples of supranational entities are the World Bank, International Monetary Fund, European Investment Bank, Asian Development Bank, Inter-American Development Bank and other regional multilateral development banks. These securities are subject to varying degrees of credit risk and interest rate risk.

SOVEREIGN DEBT OBLIGATIONS. The Fund may invest in sovereign debt obligations. Sovereign debt obligations involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

BANK DEPOSITS AND OBLIGATIONS. The Fund may invest in deposits and other obligations of U.S. and non-U.S. banks and financial institutions. Deposits and obligations of banks and financial institutions include certificates of deposit, time deposits, and bankers’ acceptances. Certificates of deposit and time deposits represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate. Certificates of deposit are negotiable certificates, while time deposits are non-negotiable deposits. A banker’s acceptance is a time draft drawn on and accepted by a bank that becomes a primary and unconditional liability of the bank upon acceptance. Investments in obligations of non-U.S. banks and financial institutions may involve risks that are different from investments in obligations of U.S. banks. These risks include future unfavorable political and economic developments, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held in the Fund.

COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial paper is an unsecured short-term promissory note with a fixed maturity of no more than 270 days issued by corporations, generally to finance short-term business needs. The commercial paper purchased by the Fund generally will be rated in the upper two short-term ratings by at least two NRSROs or, if unrated, deemed to be of equivalent quality by the Adviser or the Sub-Adviser. If a security satisfies the rating requirement upon initial purchase and is subsequently downgraded, the Fund is not required to dispose of the security. In the event of such an occurrence, the Adviser or the Sub-Adviser will determine what action, including potential sale, is in the best interest of the Fund. The Fund may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Adviser or the Sub-Adviser. Commercial paper issues in which the Fund may invest include securities issued by corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called “private placement” exemption from registration, which is afforded by Section 4(2) of the Securities Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

NON-U.S. SECURITIES. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in instruments that provide exposure to such securities and instruments. Investments in non-U.S. securities involve certain risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Investments in Emerging Markets. The Fund invests in instruments that provide exposure to non-U.S. securities and instruments denominated in the currency of a market or markets considered to be “emerging” or “developing” or in securities and instruments that provide exposure to such markets. Investing in developing markets may be subject to additional risks not associated with more developed economies. Such risks may include: (i) the risk that government and quasi-government entities may not honor their obligations, (ii) greater market volatility, (iii) lower trading volume and liquidity, (iv) greater social, political and economic uncertainty, (v) governmental controls on foreign investments and limitations on repatriation of invested capital, (vi) the risk that governments and companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vii) the risk that there may be less protection of property rights than in other countries. Some emerging markets have experienced and may continue to experience high inflation rates, currency devaluations and economic recessions. Each of these factors may cause a Fund to decline in value. Unanticipated political or social developments may result in sudden and significant investment losses, and may affect the ability of governments and government agencies in these markets to meet their debt obligations. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

CORPORATE DEBT OBLIGATIONS. The Fund invests in corporate debt obligations. Corporate debt securities are interest-bearing securities in which the corporate issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. While the Fund invests primarily in corporate debt of emerging market issuers, such debt may be issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt obligations, as well as the range of creditworthiness of its issuers, corporate debt obligations have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Like most fixed income securities, corporate debt obligations carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between two and ten years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. An aggregate portfolio duration of between two and ten years generally would be considered to be “intermediate.” The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions.

Investments will be limited to securities rated by at least one NRSRO, or if unrated, deemed to be of appropriate quality. If a security satisfies the rating requirement upon initial purchase and is subsequently downgraded, the Fund is not required to dispose of the security. In the event of such an occurrence, WisdomTree Asset Management or the Sub-Adviser will determine what action, including potential sale, is in the best interest of the Fund. See also “High Yield Risk” above under “GENERAL RISKS.”

FIXED INCOME SECURITIES. The Fund invests in fixed income securities, such as corporate debt (described above), bonds and notes. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, investments in fixed income securities with longer maturities will generally fluctuate more in response to interest rate changes.

FLOATING AND ADJUSTABLE RATE NOTES. The Fund may invest in floating-rate and adjustable rate obligations, such as demand notes, bonds, and commercial paper. Variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. When the Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

These securities may bear interest at a rate that resets based on standard money market indices or are remarketed at current market rates. They may permit the holder to demand payment of principal at any time or at specified intervals not exceeding 397 days. The issuer of such obligations may also have the right to prepay, in its discretion, the principal amount of the obligations plus any accrued interest. The “reset date” of securities held by the Fund may not be longer than 397 days (and therefore would be considered to be within the Fund’s general maturity restriction of 397 days). Given that most floating-rate securities reset their interest rates prior to their final maturity date, the Fund uses the period to the next reset date to calculate the securities contribution to the average portfolio maturity of the Fund.

INFLATION-LINKED BONDS. The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. However, the current market value of the bonds is not guaranteed, and will fluctuate with market conditions. Investments in other inflation-linked bonds may not provide a similar guarantee and the principal amount repaid could be less than the original principal if inflation falls over the period.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rise in inflation exceeds the rise in nominal rates, real rates are likely to decline, leading to an increase in the market value of the bonds. Conversely, if the rise in nominal interest rates outpaces the pickup in the rate of inflation, real interest might rise, generating a decline in the market value of the inflation-linked security.

The periodic adjustment of U.S. inflation-indexed bonds generally is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable country or regional inflation measure calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Inflation-linked bonds held by the Fund may experience an increase in original issue value due to inflation-linked adjustments. The inflation-linked growth in the value of these bonds may be reflected in the Fund’s gross income. While inflation-adjusted growth does not result in cash payments to the Fund, the Fund may be required to make distributions to shareholders for any increase in value in excess of the cash actually received by the Fund during the taxable year. The Fund may be required to sell portfolio securities to make these distribution payments. This may lead to higher transaction costs, losses from sale during unfavorable market conditions and higher capital gains taxes. If deflation-linked adjustments decrease the value of inflation-linked bonds held by the Fund, income distributions previously made by the Fund during the taxable year may be deemed a return of capital.

LOAN PARTICIPATION NOTES. The Fund may invest in loan participation notes (“LPNs”). Loan Participation Notes are notes issued through a special purpose vehicle offshore for the sole purpose of funding a loan to final obligor. Corporate issuers have commonly utilized this structure in jurisdictions where tax regulations make it difficult to access the global bond markets with directly issued debt. LPNs are subject to the same risks as other Corporate Debt, including credit risk, interest rate risk and market risk Many LPNs are highly traded and denominated in dollars. The notes do, however, have limited recourse to the issuer, to the extent of the amount received by the issuer from the ultimate borrower in paying the principal and interest amounts as defined under the loan agreement. The Fund may be exposed to the credit risk of both the lender and the borrower, and may not benefit from any collateral supporting the underlying loan.

DERIVATIVES. The Fund may invest in derivative instruments as a part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include listed futures contracts, forward contracts, options, futures contracts, options on futures contracts, swap agreements and credit-linked notes. The Fund, under normal circumstances, will invest no more than 20% of the value of its net assets in derivative instruments.

With respect to certain kinds of derivative transactions entered into by the Fund that involve obligations to make future payments to third parties, including, but not limited to, futures, forwards, options contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must “set aside” (referred to sometimes as “asset segregation”)

liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value, except that deliverable foreign currency contracts for currencies that are liquid will be treated as the equivalent of “cash-settled” contracts. As such, the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward foreign currency contracts. With respect to futures contracts that are contractually required to “cash-settle,” the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. The Fund reserves the right to modify its asset segregation policies in the future.

To the extent the Fund uses futures and options, it will do so only in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” or “CPO” in accordance with Rule 4.5 of the CEA so that the Fund is not subject to registration or regulation as a CPO under the CEA.

Credit-Linked Notes. The Fund may invest in credit-linked notes. A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity. The value of the periodic payments and the principal amount payable upon maturity are tied (positively or negatively) to a reference asset, such as an index, government bond, interest rate or currency exchange rate. The ongoing payments and principal upon maturity typically will increase or decrease depending on increases or decreases in the value of the reference asset. A credit-linked note typically is issued by a special purpose trust or similar entity and is a direct obligation of the issuing entity. The entity, in turn, invests in bonds or derivative contracts in order to provide the exposure set forth in the credit-linked note. The periodic interest payments and principal obligations payable under the terms of the note typically are conditioned upon the entity’s receipt of payments on its underlying investment. If the underlying investment defaults, the periodic payments and principal received by the Fund will be reduced or eliminated. The buyer of a credit-linked note assumes the risk of default by the issuer and the underlying reference asset or entity. Generally, investors in credit-linked notes assume the risk of default by the issuer and the reference entity in return for a potentially higher yield on their investment or access to an investment that they could not otherwise obtain. In the event the issuer defaults or there is a credit event that relates to the reference asset, the recovery rate is generally less than the Fund’s initial investment and the Fund may lose money.

Foreign Currency Transactions. The Fund may engage in foreign currency transactions. The Fund may invest directly in foreign currencies in the form of bank and financial institution deposits, certificates of deposit, and bankers’ acceptances denominated in a specified non-U.S. currency. The Fund may enter into foreign currency exchange transactions. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or by entering into forward currency contracts to purchase or sell foreign currencies or forward currency swaps to exchange cash flows based on the notional difference among two or more currencies.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. If the Fund utilizes foreign exchange transactions at an inappropriate time, such transactions may not serve their intended purpose. The Fund could experience losses if the value of any currency forwards, options and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

The Fund may buy or sell government bonds, commercial paper, corporate debt obligations, notes and other fixed income securities of emerging market issuers denominated in currencies other than the U.S. dollar. Any security or instrument denominated in a currency other than the U.S. dollar is subject to foreign currency risk.

Forward Currency Contracts. The Fund may enter into forward currency contracts. A forward currency contract is a privately negotiated contract to purchase or sell a specific currency at a future date (usually less than one year)

at a price set at the time of the contract. These contracts generally are traded directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into forward currency contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. The settlement of the contracts may occur with the physical delivery of a specified amount of currency equivalent to the market value of the contract. This is sometimes referred to as a “deliverable” forward contract. A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts are contracts between parties in which one party agrees to make periodic payments to another party, or counterparty, based on the change in market value or level of a specified currency. In return, the counterparty agrees to make periodic payments to the first party based on the return of a different specified currency. Non-deliverable forward contracts will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that the Fund is contractually obligated to make or receive. The Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated money market securities in an attempt to obtain an investment result that is similar to a direct investment in a foreign currency denominated instrument. This investment technique, if successful, creates a “synthetic” position in the particular foreign currency instrument the Fund is trying to duplicate. Forward contracts are subject to the risk that the counterparty will default on its obligations.

Futures Contracts and Options on Futures Contracts. The Fund may use futures contracts and related options: (i) to attempt to gain exposure to foreign currencies, and (ii) to attempt to gain exposure to a particular market, instrument or index.

Futures Contracts. A futures contract is a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset of standardized quantity and quality for a price agreed today (the futures price or the strike price) with delivery occurring at a specified future date. The Fund’s investments in listed futures contracts will be backed by investments in U.S. government securities in an amount equal to the exposure of such contracts. The Fund may take long or short positions in listed futures contracts.

The Fund may transact in listed currency futures contracts and listed U.S. Treasury futures contracts. When the Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (i.e., commodity, currency or Treasury security) at a specified future date. When the Fund sells a listed futures contract, it agrees to sell a specified reference asset (i.e., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

The Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (“SEC”) interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

There are significant risks associated with the Fund’s use of futures contracts including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; (3) although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

Options Contracts. The Fund reserves the right to buy or sell options on listed futures contracts. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract.

The Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

When the Fund purchases or sells an options contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited as margin, are equal to the market value of the options contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

There are significant risks associated with the Fund’s use of options contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the currencies or securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Swap Agreements. The Fund may enter into swap agreements, including credit default swaps and total return swaps. Swaps agreements can be structured to provide for periodic payments over the term of the swap contract or a single payment at maturity (also known as a “bullet swap”). Swap agreements may be used to hedge or achieve exposure to, for example, currencies and interest rates without actually purchasing such currencies or securities. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), and foreign currencies, and may increase or decrease the overall volatility of the Fund’s investments and its share price. Swaps may be used to enhance leverage. Leverage is a technique used to multiply gains or losses. The Fund may not invest more than 20% of its assets in swap transactions and structured notes. When the Fund purchases or sells a swap contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited as margin, are equal to the market value of the swap contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

Credit Default and Total Return Swaps. A typical credit default swap (“CDS”) involves an agreement to make a series of payments by the buyer in exchange for receipt of payment by the seller if the loan defaults. In the event of default the buyer of the CDS receives compensation (usually the face value of the loan), and the seller of the CDS takes possession of the defaulted loan. A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of return on another reference asset. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to and benefit from a reference asset, such as currencies, interest rates, and money market securities without actually having to purchase such currencies or securities. The Fund will use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of the Fund’s investments and its share price.

SHORT SALE TRANSACTIONS. The Fund may engage in “short sale” transactions. A short sale involves the sale by the Fund of a listed futures contract, security or commodity that it does not own at a specified price on a future date. A fund entering into a short sale transaction would generally expect the trading price of the subject listed futures contract, security or commodity to be lower on the specified future date than the price at which it agreed to sell the security or commodity. The Fund would hope to acquire the listed futures contract, security or commodity at a lower price on such date, thereby realizing a gain equal to the difference in the acquisition price and the sale price (less any costs). The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the listed futures contract, security, commodity or derivative subject to a short sale transaction increases during the period covered by the contract, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered (plus any costs). Because it requires little or no money to enter into a short sale transaction, the Fund could potentially lose more money than the actual cost of entering into the transaction.

Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. The Fund engaging in short sale transactions may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund is required to segregate cash and other assets on its books to cover its short sale obligations. This means that such cash and other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee, or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

ILLIQUID SECURITIES. Although the Fund does not intend to do so, as a matter of policy, the Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. Any securities purchased by the Fund which are eligible for resale pursuant to Rule 144A will be deemed illiquid securities for purposes of this 15% limitation. Loan interests, such as loan participations and assignments (but not loan participation notes), are also deemed illiquid securities for purposes of this 15% limitation.

FINANCIAL SECTOR INVESTMENTS. The Fund may engage in transactions with or invest in companies that are considered to be in the financial sector, including commercial banks, brokerage firms, diversified financial services, a variety of firms in all segments of the insurance industry (such as multi-line, property and casualty, and life insurance) and real estate-related companies. There can be no guarantee that these strategies may be successful. The Fund may lose money as a result of defaults or downgrades within the financial sector.

Events in the financial sector have resulted in increased concerns about credit risk and exposure. Well-known financial institutions have experienced significant liquidity and other problems and have defaulted on their debt obligations. Issuers that have exposure to real estate, mortgage and credit markets have been particularly affected. It is uncertain whether or how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

Rule 12d3-1 under the 1940 Act limits the extent to which a fund may invest in the securities of any one company that derives more than 15% of its revenues from brokerage, underwriting or investment management activities. A fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions: (1) the purchase cannot cause more than 5% of the fund’s total assets to be invested in securities of that issuer; (2) for any equity security, the purchase cannot result in the fund owning more than 5% of the issuer’s outstanding securities in that class; and (3) for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities.

In applying the gross revenue test, an issuer’s own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer’s gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holdings of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

INVESTMENT COMPANY SECURITIES. The Fund may invest in the securities of other investment companies (including money market funds and underlying ETFs). The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies. The Fund may purchase or otherwise invest in shares of affiliated money market funds and underlying ETFs.

MONEY MARKET INSTRUMENTS. The Fund invests a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. High-quality instruments are typically those rated in the top two short- or long-term ratings categories by at least one NRSRO or judged by the Adviser or Sub-Adviser to be of comparable quality.

SECURITIES LENDING. The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide the Fund with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, money market instruments, or money market funds at least equal at all times to the market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. The Fund will generally not have the right to vote securities while they are being loaned.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize the Fund to invest in securities contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any fundamental investment restrictions or policies.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for the Fund the proxy voting guidelines of the Fund’s Sub-Adviser, Western Asset Management. The Trust has delegated to Western Asset Management the authority and responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund’s proxy voting guidelines and the respective role of Western Asset Management in implementing such guidelines.

Western Asset Management has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Western Asset Management seeks to act in the best interest of its clients and in accordance with its fiduciary duties. Specific votes depend on the particular facts and circumstances of each proxy vote. Western Asset Management generally votes in support of decisions reached by independent boards of directors. The policy establishes additional guidance to promote independence, alignment of compensation with long-term performance, and prudent fiscal management with respect to votes on specific matters, such as individual board elections, executive compensation, and capitalization. As a practical matter, as a fixed income manager, Western Asset Management rarely has the occasion to vote proxies.

A complete copy of the Sub-Adviser’s Proxy Voting Policy may be obtained by calling 1-866-909-9473 or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the SEC no later than August 31 of each year. When available, the current Form N-PX for the Fund may be obtained at no charge upon request by calling 1-866-909-9473 or through the Trust’s website at www.wisdomtree.com. When available, the Fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Fund, including WisdomTree Asset Management and any sub-adviser (together, the “Advisers”). The Policy is designed to ensure that the disclosure of information about the Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Fund.

The Fund is an ETF, and therefore information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Fund, regulations of the Fund’s Listing Exchange, and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day. A “Business Day” with respect to the Fund is any day on which the Listing Exchange is open for business. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

The Fund may disclose on the Fund’s website at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to the Fund’s portfolio holdings with no lag time is permitted to personnel of the Adviser, Sub-Adviser, the Distributor and the Fund’s administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer may authorize disclosure of portfolio holdings.

The Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.wisdomtree.com. Online disclosure of such holdings is publicly available at no charge.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose the Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in the Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to the Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

The Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined under the 1940 Act. The Fund, however, may change the non-fundamental investment policies described below, its investment objective and without a shareholder vote, provided that it obtains Board approval and provides its shareholders with at least sixty (60) days’ prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

The Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any non-U.S. government, or their respective agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of the Fund’s total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments permissible under the Fund’s investment policies.

Non-Fundamental Policies. The following investment policy is not fundamental and may be changed without shareholder approval.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Corporate Debt. For these purposes, Corporate Debt includes fixed income securities, such as bonds, notes, money market securities and other debt obligations of emerging market issuers, as well as other instruments described herein and in the Fund’s Prospectus.

If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Fund’s Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board of Trustees is responsible for overseeing the management and affairs of the Fund and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisers, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Advisers are responsible for the overall management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s Adviser presents the Board with information concerning the investment objectives, strategies and risks of the fund. Additionally, the fund’s Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including the Trust’s Chief Compliance Officer and the fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Advisers and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement and Sub-Advisory Agreement with the Adviser and Sub-Adviser, respectively, the Board meets with the Advisers to review such services. Among other things, the Board regularly considers the Advisers’ adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Fund’s Advisers and other service providers, each of which has an independent interest in risk management but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the name, age, positions with the Trust, term of office, and the principal occupation(s) and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board of Trustees, Victor Ugolyn, is not an interested person of the Fund as that term is defined in the 1940 Act. The Board of Trustees is comprised of a super-majority (75%) of trustees who are not interested persons of the Fund (i.e., “independent trustees”). There is an Audit Committee and a Governance and Nominating Committee of the Board, each of which is chaired by an independent trustee and comprised solely of independent trustees. The Committee chair for each is responsible for running the Committee meetings, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Fund has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the independent trustees of the Fund constitute a super-majority of the Board, the assets under management of the Fund, the number of funds overseen by the Board, the total number of trustees on the Board, and the fact that an independent trustee serves as Chairman of the Board.

Name, Address and Date of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee
Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee and President, 2005 to present	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	47	Trustee, WisdomTree Investment Funds PLC
Trustees Who Are Not Interested Persons of the Trust

Gregory Barton (1961)*	Trustee, 2006 to present	Executive Vice President of Business and Legal Affairs, General Counsel and Secretary of TheStreet.com, 2009 to present; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2004 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2004; President (2001 to 2002), Chief Financial Officer (2000 to 2002), Vice President of Business Development (1999 to 2001) and General Counsel and Secretary (1998 to 2002) of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.).	47	Trustee, GLG Investment Series Trust; and Trustee, Man Long Short Fund

Toni Massaro (1955)**	Trustee, 2006 to present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since July 2009; Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	47	None

Victor Ugolyn (1947)	Trustee and Chairman of the Board, 2006 to present	Private Investor – 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	47	Member of the Board of New York Society of Security Analysts; and Trustee on Board of Trustees of Naismith Memorial Basketball Hall of Fame

Officers of the Trust

Jonathan Steinberg (1964)	Trustee and President, 2005 to present	Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	47	N/A

Amit Muni*** (1969)	Treasurer and Assistant Secretary, 2008 to present	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008; Instinet Group Inc., Vice President Finance from 2000 to 2003.	47	N/A

Richard Morris*** (1967)	Secretary and Chief Legal Officer, 2006 to present; and Chief Compliance Officer, 2009 to present	General Counsel of WisdomTree Asset Management since 2009; Chief Compliance Officer of the Trust since 2009; Deputy General Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005; Counsel at Barclays Global Investors, N.A. from 2000 to 2001.	47	N/A

*	Chair of the Audit Committee.
**	Chair of the Governance and Nominating Committee.
***	Elected by and serves at the pleasure of the Board.
+	As of December 29, 2009.

Audit Committee. Each independent trustee is a member of the Trust’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The independent trustees’ independent legal counsel assists the Audit Committee in connection with these duties. During the fiscal year ended August 31, 2011, the Audit Committee held six meetings.

Governance and Nominating Committee. Each independent trustee is also a member of the Trust’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as independent trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s independent trustees, it may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. During the fiscal year ended August 31, 2011, the Governance and Nominating Committee held two meetings.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Trust and the Fund provided by management, to identify and request other information he or she may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Steinberg should serve as trustee of the Fund because of the experience he has gained as president and chief executive officer of WisdomTree Investments and director of WisdomTree Investments, Inc., his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Mr. Barton should serve as trustee of the Fund because of the experience he gained working both as a practicing attorney and in a business capacity for several public companies, and the experience he has gained serving as trustee of the Trust since 2006.

The Trust has concluded that Ms. Massaro should serve as trustee of the Fund because of the experience she has gained as a law professor, dean and advisor at various universities, and the experience she has gained serving as trustee of the Trust since 2006.

The Trust has concluded that Mr. Ugolyn should serve as trustee of the Fund because of the experience he gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry, his service as chairman for another mutual fund family, and the experience he has gained serving as trustee of the Trust since 2006.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee

Jonathan L. Steinberg	WisdomTree Emerging Markets Corporate Bond Fund	None	Over $100,000
Independent Trustees

Gregory E. Barton	WisdomTree Emerging Markets Corporate Bond Fund	None	Over $100,000
Toni M. Massaro	WisdomTree Emerging Markets Corporate Bond Fund	None	$50,001 - $100,000
Victor Ugolyn	WisdomTree Emerging Markets Corporate Bond Fund	None	$50,001 - $100,000

Board Compensation. The following table sets forth the compensation paid by the Trust to each Trustee for the fiscal year ended August 31, 2011.

Name of Trustee	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefit Upon Retirement	Total Compensation from Fund Complex*
		Interested Trustees
Jonathan L. Steinberg	$0	None	None	$0
		Independent Trustees
Gregory E. Barton	$129,067	None	None	$129,067
Toni M. Massaro	$129,249	None	None	$129,249
Victor Ugolyn	$176,080	None	None	$176,080

*	The Trust is the only trust in the “Fund Complex.”

As of the date of this SAI, Trustees and officers of the Trust collectively owned less than 1% of the Trust’s outstanding shares.

Control Persons and Principal Holders of Securities. Because the Fund is new there were no beneficial owners as of the date of this SAI.

Investment Adviser. WisdomTree Asset Management serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Trust and WisdomTree Asset Management (the “Advisory Agreement”). WisdomTree Asset Management is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 380 Madison Avenue, 21st Floor, New York, New York 10017.

Under the Advisory Agreement, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for the Fund. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution-related services necessary for the Fund to operate. The Fund pays WisdomTree Asset Management a fee equal to 0.60% of the Fund’s net assets. WisdomTree Asset Management has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses, security movement charges, and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each independent trustee; (iv) compensation and expenses of counsel to the independent trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WisdomTree Asset Management.

Pursuant to a separate contractual arrangement with respect to the Fund through August 31, 2012, WisdomTree Asset Management arranges for the provision of CCO services and is liable and responsible for, and administers, payments to the CCO, the independent trustees and counsel to the independent trustees, in exchange for a fee paid by the Fund of up to 0.0044% of the Fund’s average daily net assets. WisdomTree Asset Management provides CCO services to the Trust.

The Adviser, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of the Fund fail to approve the Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Advisory Agreement with respect to the Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by WisdomTree Asset Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange. The Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Sub-Adviser. The Sub-Adviser, Western Asset Management, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory agreement with WisdomTree Asset Management (the “Sub-Advisory Agreement”). Established in 1971, Western Asset Management is a wholly owned subsidiary of Legg Mason, Inc. with offices located at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset Management acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of November 30, 2011, the total assets under management of Western Asset Management and its supervised affiliates were approximately $433.7 billion.

As Sub-Adviser, Western Asset Management is responsible for the day-to-day management of the Fund and chooses the Fund’s portfolio investments and places orders to buy and sell the Fund’s portfolio investments. For its services, the Sub-Adviser is paid a fee by the Adviser based on the average daily net assets of the Fund.

The Sub-Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance is also approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement with respect to the Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by WisdomTree Asset Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the Sub-Adviser; provided that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange. The Sub-Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Portfolio Managers. The Sub-Adviser utilizes a broad team of portfolio managers, sector specialists and other investment professionals to manage the assets of the Fund. In the context of this larger team, senior portfolio managers work together to manage the assets of the Fund, develop and implement investment strategy, and coordinate with other relevant investment team members. The senior portfolio managers meet regularly to review portfolio holdings, discuss purchase and sale activity, and adjust holdings in the Fund’s portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.

The individual members of the investment team who are primarily responsible for the day-to-day management of the Fund’s portfolio are listed below.

Stephen A. Walsh has been the Chief Investment Officer of Western Asset Management since 2009. Mr. Walsh is responsible for the oversight of all aspects of Western Asset Management’s business. Prior to that time, he served as Western Asset Management’s Deputy Chief Investment Officer for 17 years. He received his B.S. from the University of Colorado at Boulder. Mr. Walsh has 30 years of investment experience.

Keith J. Gardner has been the Head of Developing Markets of Western Asset Management since 1994. Prior to that time, he served as a portfolio manager for Legg Mason, Inc. and T. Rowe Price Associates, Inc. for a combined total of seven years. He received his B.S. from the State University of New York at Binghamton. Mr. Gardner has 28 years of investment experience.

Matthew C. Duda, CFA, has been a portfolio manager and research analyst at Western Asset Management since 2001. Prior to that time, he was a Vice President and Investment Strategist at Credit Suisse-First Boston Corporation for four years. Mr. Duda has attained the CFA designation. He received his M.A. from New York University and his B.A. from the University of Illinois Urbana-Champaign. Mr. Duda has 18 years of investment experience.

Each portfolio manager is responsible for various functions related to the Fund’s portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each portfolio manager is authorized to make investment decisions for all portfolios managed by the team. Each portfolio manager has appropriate limitations on his or her authority for risk management and compliance purposes. No member of the portfolio team manages assets outside of the team. Each portfolio manager has managed the Fund since its inception.

As of November 30, 2011, the team managed 194 other registered investment companies with approximately $215.2 billion in assets; 237 pooled investment vehicles with approximately $114.0 billion in assets and 838 other accounts with approximately $193 billion in assets.

Portfolio Manager Fund Ownership. As of the date of this SAI, none of the portfolio managers owned shares of the Fund.

Portfolio Manager Compensation. With respect to the compensation of portfolio managers, the Sub-Adviser’s compensation system assigns each employee a total compensation range, which is derived from annual market surveys that benchmark each role with its job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience and ability to produce desired results. Standard compensation includes competitive base salaries, generous employee benefits and a retirement plan.

In addition, the Sub-Adviser’s employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the Sub-Adviser, and are determined by the professional’s job function and pre-tax performance as measured by a formal review process. All bonuses are completely discretionary. The principal factor considered is a portfolio manager’s investment performance versus appropriate peer groups and benchmarks (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund’s prospectus to which the fund’s average annual total returns are compared or, if none, the benchmark set forth in the fund’s annual report). Performance is reviewed on a 1, 3 and 5 year basis for compensation—with 3 and 5 years having a larger emphasis. The Sub-Adviser may also measure a portfolio manager’s pre-tax investment performance against other benchmarks, as it determines appropriate. Because portfolio managers are generally responsible for multiple accounts (including the Fund) with similar investment strategies, they are generally compensated on the performance of the aggregate group of similar accounts, rather than a specific account. Other factors that may be considered when making bonus decisions include client service, business development, length of service to the Sub-Adviser, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Sub-Adviser’s business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason stock options and long-term incentives that vest over a set period of time past the award date.

Description of Material Conflicts of Interest. Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not in others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or may make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another, because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed. In addition, current trading practices do not allow the Adviser or Sub-Adviser to intentionally favor one portfolio over another as trades are executed or as trade orders are received. Portfolio rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market close. There is no guarantee that the Adviser, the Sub-Adviser and the portfolio managers will be able to identify or mitigate these conflicts of interest.

Examples of material conflicts of interest include, but are not limited to:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. A portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those funds and accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. Such a portfolio manager may make general determinations across multiple funds, rather than tailoring a unique approach for each fund. The effects of this conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities; Aggregation of Orders. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity. Additionally, the Sub-Adviser may aggregate transaction orders for multiple accounts for purpose of execution. Such aggregation may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts. In addition, the Sub-Adviser’s trade allocation policies may result in a fund’s orders not being fully executed or being delayed in execution.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that a fund holds long, potentially resulting in a decrease in the market value of the security held by the fund.

Cross Trades. Portfolio managers may manage funds that engage in cross trades, where one of the manager’s funds or accounts sells a particular security to another fund or account managed by the same manager. Cross trades may pose conflicts of interest because of, for example, the possibility that one account sells a security to another account at a higher price than an independent third party would pay or otherwise enters into a transaction that it would not enter into with an independent party, such as the sale of a difficult-to-obtain security.

Selection of Broker/Dealers. Portfolio managers may select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide sub-advisers with brokerage and research services. These services may be taken into account in the selection of brokers and dealers whether a broker is being selected to effect a trade on an agency basis for a commission or (as is normally the case for the funds) whether a dealer is being selected to effect a trade on a principal basis. This may result in the payment of higher brokerage fees and/or execution at a less favorable price than might have otherwise been available. The services obtained may ultimately be more beneficial to certain of the manager’s funds or accounts than to others (but not necessarily to the funds that pay the increased commission or incur the less favorable execution). A decision as to the selection of brokers and dealers could therefore yield disproportionate costs and benefits among the funds and/or accounts managed.

Variation in Financial and Other Benefits. A conflict of interest arises where the financial or other benefits available to a portfolio manager differ among the funds and/or accounts that he or she manages. If the amount or structure of the Sub-Adviser’s fee differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager. A portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such funds and/or accounts. Also, a portfolio manager’s or the Sub-Adviser’s desire to increase assets under management could influence the portfolio manager to keep a fund open for new investors without regard to potential benefits of closing the fund to new investors. Additionally, the portfolio manager might be motivated to favor funds and/or accounts in which he or she has an ownership interest or in which the investment manager and/or its affiliates have ownership interests. Conversely, if a portfolio manager does not personally hold an investment in the fund, the portfolio manager’s conflicts of interest with respect to the fund may be more acute.

Related Business Opportunities. The Sub-Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Sub-Adviser and its affiliates.

Codes of Ethics. The Trust, the Advisers and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Fund. Each Code of Ethics is on public file with, and is available from, the SEC.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. The Bank of New York Mellon (“BNY Mellon”) serves as administrator, custodian and transfer agent for the Fund. BNY Mellon’s principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Fund. Also, under a Delegation Agreement, BNY Mellon is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY Mellon acts as transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with BNY Mellon. BNY Mellon serves as the Fund’s securities lending agent. As compensation for providing such services, BNY Mellon receives a portion of the income earned by the Fund on collateral investments in connection with the lending program. The Fund is new and the Adviser had not paid BNY Mellon any fees for services to the Fund as of the fiscal year ended August 31, 2011.

Distributor. ALPS Distributors, Inc. (the “Distributor”) serves as Distributor for the Trust. The principal address of ALPS Distributors, Inc. is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Fund’s Prospectus and below in the “Creation and Redemption of Creation Unit Aggregations” section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Fund’s Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations, and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, or any stock exchange.

The Distribution Agreement for the Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days’ prior written notice to the other party (i) by vote of a majority of the independent trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act). The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

Intermediary Compensation. WisdomTree Asset Management or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including marketing and education support and the sale of Fund shares. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of the Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). Such compensation may also be paid to Intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs. WisdomTree Asset Management periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by WisdomTree Asset Management or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of WisdomTree Funds.

If you have any additional questions, please call 1-866-909-9473.

BROKERAGE TRANSACTIONS

The Sub-Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage Commissions

The Fund is new and had not paid any brokerage commissions as of the fiscal year ended August 31, 2011.

Affiliated Brokers

The Fund is new and had not paid any commissions to any affiliated brokers as of the fiscal year ended August 31, 2011.

Regular Broker-Dealers

The Fund is new and did not acquire securities from its regular brokers or dealers (as defined in the 1940 Act) or their parents during the fiscal year ended August 31, 2011.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The Fund is new and therefore did not have a portfolio turnover rate for the fiscal year ended August 31, 2011.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005, and consists of multiple series of funds (“Funds”). The Fund issues shares of beneficial interest, with $0.001 par value. The Board may establish additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class, except that if the matter being voted on affects only a particular Fund, or if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of the Fund and immediately prior to the commencement of trading in the Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of the Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of the Fund and beneficial owners of 10% of the shares of the Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or the Fund. The Trust or the Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super majority of the holders of the Trust or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstances, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

Role of The Depository Trust Company (“DTC”). DTC acts as Securities Depository for the shares of the Trust. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day, of an order in proper form.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of the Fund may consist of (i) the in-kind deposit of a designated portfolio of fixed income securities and other instruments closely approximating the holdings of the Fund (the “Deposit Securities”) and an amount of cash denominated in U.S. dollars or non-U.S. currency (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Fund may permit or require the submission of a basket of fixed income securities, other instruments , non-U.S. currency or U.S. dollars that differs from the composition of the published basket. The Fund may permit or require the consideration for Creation Unit Aggregations to consist solely of cash. The Fund may permit or require the substitution of an amount of cash denominated in U.S. dollars (i.e., a “cash in lieu” amount) or non-U.S. currency to be added to the Cash Component to replace any Deposit Security. For example, the Trust reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be prohibited or restricted under applicable U.S. or non U.S. laws, or in other situations at the sole discretion of the Trust.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the value of the Deposit Securities), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the value of the Deposit Securities), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

The Fund, through the NSCC or otherwise, makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently, 9:30 a.m. New York time), the current Fund Deposit for the Fund. Such Deposit Securities are applicable, subject to any adjustments, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be a DTC Participant and must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”). A DTC Participant that has executed a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Orders must be transmitted by an Authorized Participant pursuant to procedures set forth in the Participant Agreement, which procedures may change from time to time without notice at the discretion of the Trust. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

On days when the Listing Exchange or U.S. markets close earlier than normal, the Fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.

If BNY Mellon does not receive both the required Deposit Securities and the Cash Component by the specified time on the Settlement Date, the Trust may cancel or revoke acceptance of such order. Upon written notice to the Distributor, such canceled or revoked order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash (or an equivalent amount of non-U.S. currency) must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 102%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Authorized Participant must deposit with BNY Mellon the appropriate amount of federal funds by 2:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If BNY Mellon does not receive the Additional Cash Deposit in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of U.S. cash shall be required to be deposited with BNY Mellon pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 102%, which the Trust may change from time to time, of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by the specified time on the Settlement Date, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNY Mellon or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases.

Placement of Creation Orders. With respect to any non-U.S. securities or currency, BNY Mellon shall cause the Fund’s sub-custodian(s) to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Fund Deposit, with any appropriate adjustments as advised by the Trust. Deposit Securities that are non-U.S. securities or currency must be delivered to an account maintained at the applicable local sub-custodian(s). Authorized Participants must have appropriate local custodial or sub-custodial accounts in the applicable non-U.S. market(s) in which the Fund operates for delivery and receipt of non-U.S. securities and non-U.S. currency. When a non-U.S. market is closed due to local market holidays, the settlement process for Deposit Securities in that market will not commence until the end of the local holiday period.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order. For example, the Trust may reject or revoke acceptance of an order if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNY Mellon, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include natural disaster, war, revolution; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNY Mellon or a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BNY Mellon, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

Creation/Redemption Transaction Fee. The Fund imposes a “Transaction Fee” on investors purchasing or redeeming Creation Units. The Transaction Fee will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the Fund from the dilutive costs associated with portfolio transactions in connection with the purchase and redemption of Creation Units. Where the Fund permits or requires cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a variable Transaction Fee to offset the transaction and other costs to the Fund of buying (or selling) those particular Deposit Securities. The variable Transaction Fee typically varies from 102% to 110% of the Creation Unit amount. The maximum transaction fee may be charged in cases where an in-kind creation is substituted for cash by the Authorized Participant.

The following table sets forth the standard and maximum creation and redemption transaction fee for the Fund. These fees may be changed by the Trust.

Fund	Approximate Value for One Creation Unit	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
WisdomTree Emerging Markets Corporate Bond Fund	$7,500,000	$1,000	$5,000

Placement of Redemption Orders. The process to redeem Creation Unit Aggregations works much like the process to purchase Creation Unit Aggregations, but in reverse. Orders to redeem Creation Unit Aggregations of the Fund must be delivered through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Orders must be accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made to BNY Mellon no later than 10:00 a.m., New York time on the next Business Day following the Transmittal Date. All other procedures set forth in the Participant Agreement must be properly followed. Such procedures may change from time to time without notice at the discretion of the Trust. Authorized Participants must have appropriate custodial or sub-custodial accounts in the applicable non-U.S. market(s) in which the Fund operates for delivery and receipt of non-U.S. securities and non-U.S. currency. Due to the schedule of holidays in certain countries, the delivery of redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund’s transfer agent, the transfer agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 102%, which WisdomTree Asset Management may change from time to time, of the value of the missing shares. The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars (or, at the discretion of the Trust, non-U.S. currency in an equivalent amount) in immediately available funds and shall be held by BNY Mellon and marked to market daily. The fees of BNY Mellon and any sub-custodians with respect to the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Trust, on behalf of the affected Fund, is permitted to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

If the requisite number of shares of the Fund are not delivered on the Transmittal Date as described above, the Fund may reject or revoke acceptance of the redemption request. The Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash, non-U.S. currency, money market securities or fixed income securities. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws, and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Fund will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Congress passed the RIC Modernization Act on December 22, 2010 (the “RIC Modernization Act”) which makes certain beneficial changes for RICs and their shareholders, some of which are referenced below. In general, the RIC Modernization Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the RIC Modernization Act allows capital losses to be carried forward indefinitely, and retain the character of the original loss, exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of income and gains.

Qualification as a Regulated Investment Company (RIC). The Fund intends to elect to be treated and qualify each year as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c) distribute with respect to each taxable year at least 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income.

In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% test described in (a) above if such gains are not directly related to a fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of the Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

Taxation of the Fund. If the Fund qualifies as a RIC, the Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If the Fund fails to satisfy the qualifying income in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If these relief provisions are not available to the Fund for any year in which it fails to qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions ( including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

The Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income and its net capital gains. Investment company taxable income that is retained by the Fund will be subject to tax at regular corporate rates. If the Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Deferral of Late Year Losses. The RIC Modernization Act provides that for taxable years beginning after December 22, 2010, the Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing the Fund’s distributions for any calendar. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital Loss Carryovers. The RIC Modernization Act changed the treatment of capital loss carryovers for RICs. The new rules are similar to those that apply to capital loss carryovers of individuals are made applicable to RICs and provide that such losses are carried over by the Fund indefinitely. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Certain transition rules require post-enactment capital losses (i.e., capital losses incurred in taxable years beginning after December 22, 2010) to be utilized first, which, depending on the circumstances for the Fund, may result in the expiration of unused pre-enactment losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

If the Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amount. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund Distributions. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s NAV also reflects unrealized losses.

Distributions by the Fund of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2013. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

Based on the Fund’s investment objective, it is not expected that the Fund will make significant, if any, distributions which are eligible for treatment as qualified dividend income or for the corporate dividends received deduction.

Beginning in 2013, for U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax will apply on “net investment income,” including interest, dividends, and capital gains, but generally includes taxable distributions received from the Fund and taxable gains on the disposition of Fund shares.

In determining its net capital gain for Capital Gain Dividends purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year.

Treasury Regulations permit a RIC, in determining its taxable income, to elect to treat all or a part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund makes distributions to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Fund (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts legislation providing otherwise.

Federal Tax Treatment of Certain Fund Investments. Transactions of the Fund in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies may be subject to various special and complex tax rules, including market-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by the Fund.

The Fund is required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options that qualify as Section 1256 Contracts in addition to the gains and losses actually realized with respect to such contracts during the year. Except as described below under “Certain Foreign Currency Tax Issues,” gain or loss from Section 1256 Contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders.

Some debt obligations that are acquired by the Fund may be treated as having original issue discount (“OID”). Generally, the Fund will be required to include OID in taxable income over the term of the debt security, even though payment of the OID is not received until a later time, usually when the debt security matures. If the Fund holds such debt instruments, it may be required to pay out as distributions each year an amount that is greater than the total amount of cash interest the

Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net gains from such transactions, its shareholders may receive larger distributions than they would have in the absence of such transactions.

The Fund may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be OID, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. If the Fund invests in such securities it may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Certain Foreign Currency Tax Issues. The Fund’s gain or loss on foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments generally will be treated under Section 988 of the Code as ordinary income or loss. If the Fund experiences an ordinary loss as a result of the application of Section 988, such ordinary loss will offset the interest income of the Fund from its investments and may reduce the Fund’s distributions. The Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of the Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

The Fund’s forward contracts may qualify as Section 1256 Contracts if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 Contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked to market annually like other Section 1256 Contracts, the resulting gain or loss would be ordinary. If the Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 Contracts, the tax treatment generally applicable to Section 1256 Contracts would apply to those forward currency contracts: that is, the contracts would be marked to market annually and gains and losses with respect to the contracts would be treated as long-term capital gains or losses to the extent of 60% thereof and short-term capital gains or losses to the extent of 40% thereof. If the Fund were to elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 Contracts, such contracts will not be marked to market annually and the Fund will recognize short-term or long-term capital gain or loss depending on the Fund’s holding period therein. The Fund may elect out of Section 988 with respect to some, all or none of its forward currency contracts.

Finally, regulated futures contracts and non-equity options that qualify as Section 1256 Contracts and are entered into by the Fund with respect to foreign currencies or foreign currency denominated debt instruments will be subject to the tax treatment generally applicable to Section 1256 Contracts unless the Fund elects to have Section 988 apply to determine the character of gains and losses from all such regulated futures contracts and non-equity options held or later acquired by the Fund.

Foreign Investments. Income received by the Fund from sources within foreign countries (including, for example, interest on securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If as of the end of the Fund’s taxable year more than 50% of the Fund’s assets consist of foreign securities, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the

Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes. Based on the Fund’s investment objectives and strategies, it is not expected that the Fund will be able to pass-through foreign tax credits or deductions to its shareholders.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Effective for taxable years beginning before January 1, 2012, and assuming certain certification requirements were complied with, a RIC generally was not required to withhold any amounts (i) with respect to distributions attributable to U.S. source interest income that would be treated as “portfolio interest” and accordingly would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions were properly designated by the RIC. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of their potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Moreover, in the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

A beneficial holder of shares who is a non-U.S. person may be subject to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

For taxable years beginning after December 31, 2012, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds of sales in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Fund will not pay any additional amounts in respect to any amounts withheld.

Creation and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year.

Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Section 351. The Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating the Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by the Fund. Purchases and sales of shares in the secondary market, which will not involve the Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay out dividends, if any, at least monthly. The Fund distributes its net realized capital gains, if any, annually. The Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations. When available, you may request a copy of the Trust’s Annual Report at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com.

MISCELLANEOUS INFORMATION

Counsel. Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington, DC 20004, is counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm to the Trust.

Part C: Other Information

Item 28.	Exhibits

(a)(1)	Trust Instrument of WisdomTree Trust (the “Trust” or the “Registrant”) dated December 15, 2005 is incorporated herein by reference to exhibit (a) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(2)	Schedule A to the Trust Instrument is incorporated herein by reference to exhibit (a)(3) of the Registrant’s Post-Effective Amendment No. 15 filed on April 30, 2008.

(a)(3)	Certificate of Trust as filed with the State of Delaware on December 15, 2005 is incorporated herein by reference to exhibit (a)(2) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(b)	By-Laws of the Registrant are incorporated herein by reference to exhibit (b) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(c)	Portions of the Trust Instrument and By-Laws of the Registrant defining the rights of holders of shares of the Registrant (Reference is made to Article II Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant’s Trust Instrument filed as Exhibit (a)(1) to Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006; and to Articles I, V, and VI of the Registrant’s By-Laws, filed as Exhibit (b) to Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006).

(d)(1)	Investment Advisory Agreement dated March 21, 2006 between the Registrant and WisdomTree Asset Management, Inc., is incorporated herein by reference to exhibit (d)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(d)(2)	Schedule A, as revised June 17, 2011, to the Investment Advisory Agreement dated March 21, 2006 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(3) of Registrant’s Post-Effective Amendment No. 60 filed on July 29, 2011.

(d)(3)	Investment Advisory Agreement dated December 3, 2007 between the Registrant, on behalf of the WisdomTree India Earnings Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (d)(5) of Registrant’s Post-Effective Amendment No. 10 filed on January 2, 2008.

(d)(4)	Investment Advisory Agreement dated February 14, 2008 between WisdomTree Asset Management, Inc. and WisdomTree India Investment Portfolio, Inc. is incorporated herein by reference to exhibit (d)(7) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(5)	Investment Advisory Agreement dated June 25, 2008 between the Registrant, on behalf of the WisdomTree Middle East Dividend Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (d)(3) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(d)(6)	Investment Advisory Agreement dated December 16, 2009 between the Registrant, on behalf of the WisdomTree International Hedged Equity Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (d)(6) of Registrant’s Post-Effective Amendment No. 40 filed on December 28, 2010.

(d)(7)	Investment Advisory Agreement between the Registrant, on behalf of the WisdomTree China Dividend ex-Financials Fund, and WisdomTree Asset Management, Inc. to be filed by amendment.

(d)(8)	Amended and Restated Sub-Advisory Agreement dated September 1, 2007 between WisdomTree Asset Management, Inc. and BNY Investment Advisors is incorporated herein by reference to exhibit (d)(3) of Registrant’s Post-Effective Amendment No. 10 filed on January 2, 2008.

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(d)(9)	Appendix A dated June 10, 2008 to the Amended and Restated Sub-Advisory Agreement dated September 1, 2007 between WisdomTree Asset Management, Inc. and BNY Investment Advisors is incorporated herein by reference to exhibit (d)(7) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(d)(10)	Sub-Advisory Agreement dated March 25, 2008 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation and The Dreyfus Corporation is incorporated herein by reference to exhibit (d)(6) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(11)	Revised Appendix A dated June 22, 2010 to the Sub-Advisory Agreement dated March 25, 2008 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation and The Dreyfus Corporation is incorporated herein by reference to exhibit (d)(11) of Registrant’s Post-Effective Amendment No. 37 filed on October 8, 2010.

(d)(12)	Sub-Advisory Agreement dated February 19, 2008 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree India Investment Portfolio, Inc., and BNY Investment Advisors is incorporated herein by reference to exhibit (d)(8) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(13)	Amended and Restated Sub-Advisory Agreement dated December 2, 2008 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree International Hedged Equity Fund, and Mellon Capital Corporation to be filed by amendment.

(d)(14)	Amended Appendix A and Appendix B-1 dated December 21, 2009 to the Amended and Restated Sub-Advisory Agreement dated December 2, 2008 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree International Hedged Equity Fund, and Mellon Capital Management Corporation is incorporated herein by reference to exhibit (d)(11) of Registrant’s Post-Effective Amendment No. 29 filed on December 22, 2009.

(d)(15)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Asia Bond Fund, and Mellon Capital Management Corporation to be filed by amendment.

(d)(16)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Latin America Bond Fund and WisdomTree EMEA Bond Fund, and [Sub-Adviser] to be filed by amendment.

(d)(17)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Global Real Return Fund, and Mellon Capital Management Corporation to be filed by amendment.

(d)(18)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree China Dividend ex-Financials Fund, and [Sub-Adviser] to be filed by Amendment.

(d)(19)	Sub-Advisory Agreement dated January 10, 2012 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Emerging Markets Corporate Bond Fund, and Western Asset Management Company, is filed herewith.

(e)(1)	Distribution Agreement dated March 21, 2006 between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to exhibit (e)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(e)(2)	Exhibit A, amended as of June 17, 2011, to the Distribution Agreement dated March 21, 2006 between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to exhibit (e)(3) of Registrant’s Post-Effective Amendment No. 60 filed on July 29, 2011.

(e)(3)	Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e)(2) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(f)	Not applicable.

(g)(1)	Custody Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(2)	Schedule II, as revised June 17, 2011, to the Custody Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(3) of Registrant’s Post-Effective Amendment No. 60 filed on July 29, 2011.

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(g)(3)	Foreign Custody Manager Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(2) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(4)	Schedule A, as revised June 17, 2011, to the Foreign Custody Manager Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(6) of Registrant’s Post-Effective Amendment No. 60 filed on July 29, 2011.

(g)(5)	Custody Agreement dated February 18, 2008 between WisdomTree India Investment Portfolio, Inc. and the Bank of New York is incorporated herein by reference to exhibit (g)(5) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(h)(1)	Fund Administration and Accounting Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(2)	Schedule A, as revised June 17, 2011, to the Fund Administration and Accounting Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(3) of Registrant’s Post-Effective Amendment No. 60 filed on July 29, 2011.

(h)(3)	Transfer Agency and Service Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(2) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(4)	Schedule A, as revised June 17, 2011, to the Transfer Agency and Service Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(4) of Registrant’s Post-Effective Amendment No. 60 filed on July 29, 2011.

(h)(5)	License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc. is incorporated herein by reference to exhibit (h)(3) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(6)	Exhibit A, as revised June 25, 2008, to the License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc. is incorporated herein by reference to exhibit (h)(6) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(h)(7)	Form of Securities Loan Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to exhibit (h)(8) of Registrant’s Post-Effective Amendment No. 20 filed on December 24, 2008.

(h)(8)	Amendment No. 5 dated June 17, 2011 to the Securities Lending Authorization Agreement dated September 17, 2008 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to exhibit (h)(10) of Registrant’s Post-Effective Amendment No. 60 filed on July 29, 2011.

(h)(9)	Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (h)(10) of Registrant’s Post-Effective Amendment No. 27 filed on October 15, 2009.

(h)(10)	Exhibit C, as revised June 17, 2011, to the Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (h)(14) of Registrant’s Post-Effective Amendment No. 60 filed on July 29, 2011.

(h)(11)	Amended and Restated Services Agreement dated September 17, 2007 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (h)(14) of Registrant’s Post-Effective Amendment No. 18 filed on July 29, 2008.

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(h)(12)	Index Methodology (Dividend Funds) is incorporated herein by reference to exhibit (h)(8) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(13)	Index Methodology (Earnings Funds) is incorporated herein by reference to exhibit (h)(12) of Registrant’s Post-Effective Amendment No. 4 filed on February 15, 2007.

(h)(14)	Index Methodology (Growth Funds) is incorporated herein by reference to exhibit (h)(14) of Registrant’s Post-Effective Amendment No. 20 filed on December 24, 2008.

(h)(15)	Index Methodology (DEFA Hedged Funds) is incorporated herein by reference to exhibit (h)(15) of Registrant’s Post-Effective Amendment No. 40 filed on December 28, 2010.

(h)(16)	WisdomTree Rules Based Methodology (Guide for Domestic Dividend Indexes and International Dividend Indexes) dated April 2011 is incorporated herein by reference to exhibit (h)(20) of Registrant’s Post-Effective Amendment No. 60 filed on July 29, 2011.

(h)(17)	WisdomTree Rules Based Methodology (Guide for Global Dividend Indexes and World ex-U.S. Index) dated April 2011 is incorporated herein by reference to exhibit (h)(21) of Registrant’s Post-Effective Amendment No. 60 filed on July 29, 2011.

(i)	Opinion of counsel, Morgan, Lewis & Bockius LLP is filed herewith.

(j)	Not applicable.

(k)	Not applicable.

(l)	Form of Letter of Representations between the Registrant and The Depository Trust Company is incorporated herein by reference to exhibit (l) of Registrant’s Pre-Effective Amendment No. 2 filed on June 9, 2006.

(m)	None.

(n)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to exhibit (p)(1) of Registrant’s Post-Effective Amendment No. 27 filed on October 15, 2009.

(p)(2)	Code of Ethics of BNY Mellon is incorporated herein by reference to exhibit (p)(2) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(p)(3)	Code of Ethics of ALPS Distributors, Inc. is incorporated herein by reference to exhibit (p)(3) of Registrant’s Post-Effective Amendment No. 36 filed on July 29, 2010.

(p)(4)	Code of Ethics of Dreyfus Corporation is incorporated herein by reference to exhibit (p)(2) of the Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(p)(5)	Code of Ethics of Western Asset Management Company is filed herewith.

(q)(1)	Power of Attorney for Gregory Barton, Toni Massaro, Jonathan Steinberg and Victor Ugolyn is incorporated herein by reference to exhibit (q) of Registrant’s Post-Effective Amendment No. 7 filed on October 19, 2007.

(q)(2)	Power of Attorney for Amit Muni is incorporated herein by reference to exhibit (q)(2) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

Item 29.	Persons Controlled by or Under Common Control with the Registrant

Not applicable.

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Item 30.	Indemnification

Reference is made to Article IX of the Registrant’s Trust Instrument included as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 1. LIMITATION OF LIABILITY.

All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Section 2. INDEMNIFICATION.

(a)	Subject to the exceptions and limitations contained in subsection (b) below:

(i)	every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

(ii)	as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)	who has been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)	in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

(d)

To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither

5

Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)	Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant’s By-Laws included as Exhibit (b) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 6.2. Limitation of Liability.

The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. (“WTAM”), 380 Madison Avenue, 21st Floor, New York, NY 10017, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as investment adviser for each series of the Trust. The description of WTAM under the caption of “Management-Investment Adviser” in the Prospectus and under the caption “Management of the Trust” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also have substantial responsibilities as directors and/or officers of WisdomTree Investments, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name	Position with WisdomTree Asset Management, Inc.	Principal Business(es) During the Last Two Fiscal Years
Jonathan Steinberg	President, (Principal Executive Officer) and Trustee	Chief Executive Officer of WisdomTree Investments Inc. and Director of WisdomTree Investments, Inc. since 1989; President of the WisdomTree Funds since 2005

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Name	Position with WisdomTree Asset Management, Inc.	Principal Business(es) During the Last Two Fiscal Years
Amit Muni	Chief Financial Officer	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer, 2003 to 2008; Instinet Group, Inc., Vice President Finance, 2000 to 2003.

Richard Morris	General Counsel, Chief Legal Officer	Secretary and Chief Legal Officer of the WisdomTree Trust since 2005; General Counsel of WisdomTree Asset Management, Inc. since 2009; Deputy General Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005; Counsel at Barclays Global Investors, N.A. from 2000 to 2001.

WTAM, with the approval of the Trust’s Board of Trustees, selects the sub-adviser for each of the Trust’s series, as applicable. The Dreyfus Corporation serves as sub-adviser for the Trust’s “WisdomTree Currency Income Funds,” WisdomTree Australia & New Zealand Debt Fund, and WisdomTree Euro Debt Fund. Western Asset Management Company serves as sub-adviser for the Trust’s WisdomTree Emerging Markets Corporate Bond Fund. Mellon Capital Management Corporation serves as sub-adviser for each other series of the Trust.

To the Knowledge of the Registrant, except as set forth below, none of the directors or executive officers of the sub-advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

The Dreyfus Corporation and Mellon Capital Management Corporation

Name	Position with Sub-Advisers	Principal Business(es) During the Last Two Fiscal Years
Karen Q. Wong	Managing Director, Equity Index Strategies, West Coast	Head of Passive Equity Fund Management

Richard A. Brown	Director, Equity Portfolio Management	Head of Passive Equity Fund Management

Thomas J. Durante	Director, Senior Portfolio Manager	Head of Index Portfolio Management

David C. Kwan	Managing Director, Fixed Income	Head of Fixed Income Management

Lisa Mears O’Connor	Managing Director, Fixed Income	Head of Fixed Income Management

Zandra Zelaya	Director, Fixed Income	Head of Currency Fixed Income Management

Western Asset Management Company

Name	Position with Sub-Advisers	Principal Business(es) During the Last Two Fiscal Years
[NAME]	[Position]	[Business]

Item 32.	Principal Underwriters

(a)

ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Funds Trust, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, DBX ETF Trust, db-X Exchange Traded Funds, Inc. (formerly, TDX

7

Independence Funds, Inc.), EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, TDX Independence Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, and Williams Capital Liquid Assets Fund.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None

Spencer Hoffman	Director	None

Thomas A. Carter	President, Director	None

Jeremy O. May	Executive Vice President, Director	None

John C. Donaldson	Executive Vice President, Chief Financial Officer	None

Diana M. Adams	Senior Vice President, Controller, Treasurer	None

Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None

Mark R. Kiniry	Senior Vice President, National Sales Director-Investments	None

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None

Erin Douglas	Vice President, Senior Associate Counsel	None

JoEllen Legg	Vice President, Associate Counsel	None

Paul F. Leone	Vice President, Assistant General Counsel	None

David T. Buhler	Vice President, Associate Counsel	None

Steven Price	Vice President, Deputy Chief Compliance Officer	None

James Stegall	Vice President, Institutional Sales Manager	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

(a)	The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at its offices at 380 Madison Avenue, 21st Floor, New York, NY 10017.

8

(b)	WTAM maintains all Records relating to its services as investment adviser to the Registrant at 380 Madison Avenue, 21st Floor, New York, New York 10017.

(c)	The Dreyfus Corporation and Mellon Capital Management Corporation maintain all Records relating to their services as sub-advisers, at One Mellon Center, Pittsburgh, Pennsylvania, 15258 and 50 Fremont St., Suite 3900, San Francisco, California 94105.

(d)	Western Asset Management Company maintains all Records relating to its Services as sub-adviser at 385 E.Colorado Boulevard, Pasadena, California 91101.

(e)	ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(f)	The Bank of New York Mellon maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

9

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 9th day of February, 2012.

WISDOMTREE TRUST (Registrant)

By:	/s/ JONATHAN STEINBERG
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ JONATHAN STEINBERG Jonathan Steinberg	President (Principal Executive Officer) and Trustee	February 9, 2012

/s/ AMIT MUNI* Amit Muni*	Treasurer (Principal Financial and Accounting Officer) and Assistant Secretary	February 9, 2012

/s/ GREGORY BARTON* Gregory Barton*	Trustee	February 9, 2012

/s/ TONI MASSARO* Toni Massaro*	Trustee	February 9, 2012

/s/ VICTOR UGOLYN* Victor Ugolyn*	Trustee	February 9, 2012

*By:	/s/ JONATHAN STEINBERG
Jonathan Steinberg
(Attorney-in-Fact)

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EXHIBIT LIST

Exhibit

(d)(19)	Sub-Advisory Agreement dated January 10, 2012 between WisdomTree Asset Management, Inc. and Western Asset Management Company

(i)	Opinion of counsel, Morgan, Lewis & Bockius LLP

(p)(5)	Code of Ethics of Western Asset Management Company

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